Share-Based Compensation (Details) - Schedule of restricted stock units (RSUs) activity - Restricted Stock Units (RSUs) [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation (Details) - Schedule of restricted stock units (RSUs) activity [Line Items]
Beginning balance, outstanding	10,308,272
Beginning balance, outstanding	1.45
Beginning balance (in Dollars)	$ 4,565,534,000
Granted in period	1,156,455	11,268,054
Granted in period (in Dollars per share)	$ 0.83	$ 1.42
Granted (in Dollars)	$ 969,652,000	$ 15,727,706
Vested in period	1,590,991	1,217,537
Vested in period (in Dollars per share)	$ 1.02	$ 3.09
Vested (in Dollars)	$ 1,089,668,000	$ 1,932,613
Forfeited in period	650,204	1,587,065
Forfeited in period (in Dollars per share)	$ 1.21	$ 2.67
Forfeited (in Dollars)	$ 514,189,000	$ 2,584,102
Ending balance, outstanding	9,223,532	10,308,272
Ending balance, outstanding	1.47	1.45
Ending balance (in Dollars)	$ 4,842,354,000	$ 4,565,534,000